Income Tax - Schedule of Domestic and Foreign Components of Loss before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (36)	$ 6,265
International	29	35
Net (loss) income before income tax	$ (7)	$ 6,300